Investments	12 Months Ended
Mar. 31, 2018
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Investments

7. Investments

Investments consist of the followings:

	As at March 31,
	2017		2018
Financial instruments at FVTPL
Investments in liquid and short-term mutual funds *	₹	104,675	₹	46,438
Others		569		—
Financial instruments at FVTOCI
Equity instruments		5,303		5,685
Commercial paper, Certificate of deposits and bonds		145,614		176,234
Financial instruments at amortized cost
Inter corporate and term deposits **		42,972		28,405

	₹	299,133	₹	256,762

Non-current		7,103		7,668
Current		292,030		249,094

*	Investments in liquid and short-term mutual funds include investments amounting to ₹Nil (March 31, 2017: ₹117) pledged as margin money deposits for entering into currency future contracts.
**	These deposits earn a fixed rate of interest. Term deposits include deposits in lien with banks amounting to ₹453 (March 31, 2017: ₹308).

Investment in equity accounted investee

The Company has no material associates as at March 31, 2018. The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below:

	As at March 31,
	2017	2018
Carrying amount of the Company’s interest in associates	—	1,206

	For the year ended
	March 31,
	2017	2018
Company’s share on statements of income in associates	—	11

During the year ended March 31, 2018, the Company has increased its investment in Drivestream Inc. from 19.0% to 43.7%. Drivestream Inc. is a private entity that is not listed on any public exchange. The carrying value of the investment as at March 31, 2018 was ₹630.

During the year ended March 31, 2018, the Company has invested ₹576 for 33.3% stake in Denim Group LLC, a private entity that is not listed on any public exchange. The carrying value of the investment as at March 31, 2018 was ₹576.